Schedule of Investments (unaudited)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
AeroVironment, Inc.(a)(b)	15,089	$ 3,649,878
Archer Aviation, Inc., Class A(a)	292,488	2,199,510
Beta Technologies, Inc., Class A(a)	26,770	755,182
Carpenter Technology Corp.	2,562	806,620
Huntington Ingalls Industries, Inc.	880	299,262
Kratos Defense & Security Solutions, Inc.(a)	83,275	6,321,405
Leonardo DRS, Inc.	21,129	720,288
Mercury Systems, Inc.(a)	2,959	216,036
Moog, Inc., Class A	12,641	3,078,715
Red Cat Holdings, Inc.(a)(b)	22,072	175,031
VSE Corp.	2,731	471,835
		18,693,762
Automobile Components — 0.9%
BorgWarner, Inc.	113,127	5,097,503
Garrett Motion, Inc.	23,938	417,239
QuantumScape Corp., Class A(a)	50,749	528,804
Stoneridge, Inc.(a)	52,891	306,239
		6,349,785
Banks — 3.4%
Amalgamated Financial Corp.	12,934	414,276
Ameris Bancorp	9,335	693,310
Axos Financial, Inc.(a)	3,177	273,730
Bank of Hawaii Corp.	13,650	933,250
Bank7 Corp.	23,560	965,489
Bankwell Financial Group, Inc.	9,269	424,706
Community West Bancshares	21,205	477,113
Cullen/Frost Bankers, Inc.	36,710	4,648,587
Customers Bancorp, Inc.(a)	1,120	81,894
First Business Financial Services, Inc.	9,841	534,366
First Financial Corp.	7,368	445,175
First Internet Bancorp	15,881	331,436
First Mid Bancshares, Inc.	8,410	327,990
Greene County Bancorp, Inc.	27,005	600,321
Horizon Bancorp, Inc.	10,463	177,452
Investar Holding Corp.	13,411	358,342
LINKBANCORP, Inc.	19,314	159,534
Live Oak Bancshares, Inc.	38,236	1,313,407
Nicolet Bankshares, Inc.	3,993	484,351
Orange County Bancorp, Inc.	70,544	2,014,031
Park National Corp.	4,772	726,203
Pinnacle Financial Partners, Inc.	37,024	3,532,460
Southern Missouri Bancorp, Inc.	11,180	660,962
Synovus Financial Corp.	38,990	1,951,449
USCB Financial Holdings, Inc., Class A	43,275	797,126
		23,326,960
Beverages — 0.2%
National Beverage Corp.(a)	17,703	564,549
Vita Coco Co., Inc. (The)(a)	14,451	766,047
		1,330,596
Biotechnology — 12.7%
4D Molecular Therapeutics, Inc.(a)	13,299	99,743
ACADIA Pharmaceuticals, Inc.(a)	69,247	1,849,587
ADMA Biologics, Inc.(a)	82,413	1,503,213
Akero Therapeutics, Inc.(a)(c)	30,828	20,038
Alector, Inc.(a)	95,036	148,256
Alkermes PLC(a)	58,170	1,627,597
Altimmune, Inc.(a)	130,486	471,054
Amicus Therapeutics, Inc.(a)	84,002	1,196,188
AnaptysBio, Inc.(a)	4,352	210,985
Security	Shares	Value
Biotechnology (continued)
Apogee Therapeutics, Inc.(a)(b)	8,370	$ 631,768
Arcellx, Inc.(a)	6,739	439,383
Arcus Biosciences, Inc.(a)	34,067	811,817
Arcutis Biotherapeutics, Inc.(a)	34,905	1,013,641
Ardelyx, Inc.(a)	208,732	1,216,908
Arrowhead Pharmaceuticals, Inc.(a)	56,950	3,780,910
Astria Therapeutics, Inc.(a)	27,106	354,818
Aurinia Pharmaceuticals, Inc.(a)	29,145	464,863
Avidity Biosciences, Inc.(a)	37,767	2,724,134
Beam Therapeutics, Inc.(a)(b)	39,604	1,097,823
BioCryst Pharmaceuticals, Inc.(a)	185,389	1,446,034
Biohaven Ltd.(a)	55,327	624,642
Bridgebio Pharma, Inc.(a)	64,903	4,964,430
Capricor Therapeutics, Inc.(a)	10,728	309,610
CareDx, Inc.(a)	8,249	155,411
Caris Life Sciences, Inc.(a)	26,524	715,618
Catalyst Pharmaceuticals, Inc.(a)	55,694	1,299,898
Celcuity, Inc.(a)	11,545	1,151,498
CG oncology, Inc.(a)	10,492	435,628
Cogent Biosciences, Inc.(a)	52,049	1,848,780
Coherus Oncology, Inc.(a)(b)	156,142	221,722
Corvus Pharmaceuticals, Inc.(a)(b)	66,598	512,805
Day One Biopharmaceuticals, Inc.(a)	61,815	576,116
Disc Medicine, Inc.(a)	2,397	190,346
Dyne Therapeutics, Inc.(a)	15,024	293,869
Editas Medicine, Inc.(a)	149,586	306,651
Erasca, Inc.(a)	25,358	94,332
Exelixis, Inc.(a)	8,018	351,429
Fate Therapeutics, Inc.(a)	137,314	134,925
Gossamer Bio, Inc.(a)	144,904	449,202
Ideaya Biosciences, Inc.(a)	20,443	706,715
Immunome, Inc.(a)	26,982	579,573
Immunovant, Inc.(a)	6,232	158,417
Incyte Corp.(a)	5,351	528,518
Inhibrx Biosciences, Inc.(a)	1	79
Intellia Therapeutics, Inc.(a)(b)	42,110	378,569
Ionis Pharmaceuticals, Inc.(a)	5,151	407,496
Iovance Biotherapeutics, Inc.(a)	72,955	199,167
Ironwood Pharmaceuticals, Inc., Class A(a)	64,271	216,593
Janux Therapeutics, Inc.(a)	11,029	152,200
Kodiak Sciences, Inc.(a)	2,356	65,874
Krystal Biotech, Inc., Class A3(a)	9,060	2,233,652
Kura Oncology, Inc.(a)	61,463	638,601
Kymera Therapeutics, Inc.(a)(b)	24,672	1,919,728
Madrigal Pharmaceuticals, Inc.(a)	8,970	5,223,590
MannKind Corp.(a)	204,615	1,160,167
MeiraGTx Holdings PLC(a)	15,383	122,295
MiMedx Group, Inc.(a)	150,050	1,015,839
Mineralys Therapeutics, Inc.(a)	16,279	590,765
Mirum Pharmaceuticals, Inc.(a)	24,842	1,962,270
Moderna, Inc.(a)	21,988	648,426
Monte Rosa Therapeutics, Inc.(a)	14,008	219,645
Natera, Inc.(a)	2,995	686,125
Nuvalent, Inc., Class A(a)	15,631	1,572,322
Praxis Precision Medicines, Inc.(a)	1,888	556,469
Protagonist Therapeutics, Inc.(a)	21,456	1,873,967
Prothena Corp. PLC(a)	53,925	514,984
PTC Therapeutics, Inc.(a)	20,572	1,562,649
Recursion Pharmaceuticals, Inc., Class A(a)(b)	270,712	1,107,212
REGENXBIO, Inc.(a)	51,559	742,450
Rhythm Pharmaceuticals, Inc.(a)	21,186	2,267,749
Rigel Pharmaceuticals, Inc.(a)	13,123	562,058

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.(a)	17,099	$ 367,970
Scholar Rock Holding Corp.(a)	28,313	1,247,188
Soleno Therapeutics, Inc.(a)	21,411	991,329
Solid Biosciences, Inc.(a)	45,777	258,182
Spyre Therapeutics, Inc.(a)	3,445	112,858
Stoke Therapeutics, Inc.(a)	9,438	299,562
Syndax Pharmaceuticals, Inc.(a)	64,294	1,350,817
Taysha Gene Therapies, Inc.(a)	90,831	499,571
TG Therapeutics, Inc.(a)	84,010	2,504,338
Travere Therapeutics, Inc.(a)	29,509	1,127,539
Twist Bioscience Corp.(a)	37,184	1,179,476
Ultragenyx Pharmaceutical, Inc.(a)	35,501	816,523
UroGen Pharma Ltd.(a)	18,565	434,792
Vanda Pharmaceuticals, Inc.(a)	107,725	950,135
Vera Therapeutics, Inc., Class A(a)(b)	20,624	1,044,399
Veracyte, Inc.(a)	49,538	2,085,550
Verastem, Inc.(a)	30,447	235,051
Vericel Corp.(a)	19,314	695,497
Viking Therapeutics, Inc.(a)(b)	21,848	768,613
Viridian Therapeutics, Inc.(a)	18,831	586,021
Voyager Therapeutics, Inc.(a)	67,193	264,068
Xencor, Inc.(a)	4,146	63,475
Xenon Pharmaceuticals, Inc.(a)	21,213	950,767
Zymeworks, Inc.(a)	49,921	1,314,420
		86,467,977
Broadline Retail — 0.5%
Dillard’s, Inc., Class A	365	221,314
Etsy, Inc.(a)	17,696	981,066
Groupon, Inc.(a)(b)	29,821	525,148
Kohl’s Corp.	22,813	465,613
Macy’s, Inc.	41,428	913,487
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,101	230,291
		3,336,919
Building Products — 1.2%
Armstrong World Industries, Inc.	5,242	1,001,746
AZZ, Inc.	13,295	1,424,958
Builders FirstSource, Inc.(a)	2,821	290,253
Fortune Brands Innovations, Inc.	2,225	111,295
Modine Manufacturing Co.(a)	17,265	2,305,050
Owens Corning	6,689	748,566
UFP Industries, Inc.	2,886	262,770
Zurn Elkay Water Solutions Corp.	39,734	1,847,234
		7,991,872
Capital Markets — 1.9%
Acadian Asset Management, Inc.	17,800	836,600
BGC Group, Inc., Class A	148,079	1,322,346
FactSet Research Systems, Inc.	2,336	677,884
GCM Grosvenor, Inc., Class A	107,567	1,217,658
Marex Group PLC	18,727	718,368
PJT Partners, Inc., Class A	5,871	981,631
SEI Investments Co.	28,854	2,366,605
Silvercrest Asset Management Group, Inc., Class A	15,492	235,324
StepStone Group, Inc., Class A	15,002	962,678
StoneX Group, Inc.(a)	18,479	1,757,907
Virtu Financial, Inc., Class A	58,248	1,940,823
		13,017,824
Chemicals — 0.3%
Balchem Corp.	5,019	769,714
Huntsman Corp.	19,303	193,030
Mativ Holdings, Inc.	59,994	728,927
Security	Shares	Value
Chemicals (continued)
PureCycle Technologies, Inc.(a)(b)	23,984	$ 206,022
Sensient Technologies Corp.	4,984	468,247
		2,365,940
Commercial Services & Supplies — 0.7%
ACV Auctions, Inc., Class A(a)	68,768	551,519
Brink’s Co. (The)	13,228	1,544,104
Casella Waste Systems, Inc., Class A(a)	8,027	786,164
GEO Group, Inc. (The)(a)	67,954	1,095,419
Montrose Environmental Group, Inc.(a)	10,106	250,932
Tetra Tech, Inc.	8,133	272,781
		4,500,919
Communications Equipment — 1.6%
ADTRAN Holdings, Inc.(a)	45,876	398,662
Applied Optoelectronics, Inc.(a)	31,295	1,090,944
Calix, Inc.(a)	68,160	3,607,709
Ciena Corp.(a)	3,321	776,682
CommScope Holding Co., Inc.(a)	71,770	1,301,190
Extreme Networks, Inc.(a)	66,689	1,110,372
Harmonic, Inc.(a)	91,824	908,139
Lumentum Holdings, Inc.(a)	1,872	690,001
NETGEAR, Inc.(a)	4,183	102,609
Viavi Solutions, Inc.(a)	59,779	1,065,262
		11,051,570
Construction & Engineering — 3.8%
Argan, Inc.	6,713	2,103,317
Centuri Holdings, Inc.(a)	63,040	1,591,760
Comfort Systems U.S.A., Inc.	3,438	3,208,651
Construction Partners, Inc., Class A(a)(b)	24,364	2,644,712
Dycom Industries, Inc.(a)	16,122	5,447,624
Everus Construction Group, Inc.(a)	2,263	193,622
IES Holdings, Inc.(a)	3,351	1,303,606
MasTec, Inc.(a)	3,728	810,356
MYR Group, Inc.(a)	5,544	1,211,364
Primoris Services Corp.	16,586	2,058,986
Sterling Infrastructure, Inc.(a)(b)	12,179	3,729,575
Tutor Perini Corp.	18,489	1,239,133
		25,542,706
Construction Materials — 0.3%
Knife River Corp.(a)	12,732	895,696
United States Lime & Minerals, Inc.	7,962	953,370
		1,849,066
Consumer Finance — 1.7%
Ally Financial, Inc.	13,285	601,678
Dave, Inc., Class A(a)	5,476	1,212,441
Enova International, Inc.(a)	21,536	3,385,459
EZCORP, Inc., Class A, NVS(a)	21,062	409,024
FirstCash Holdings, Inc.	9,880	1,574,675
LendingClub Corp.(a)	10,765	203,889
LendingTree, Inc.(a)	11,948	634,319
OneMain Holdings, Inc.	16,516	1,115,656
PRA Group, Inc.(a)	31,514	557,483
Upstart Holdings, Inc.(a)(b)	44,251	1,935,096
		11,629,720
Consumer Staples Distribution & Retail — 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	11,983	1,078,830
Chefs’ Warehouse, Inc. (The)(a)	25,749	1,604,935
Maplebear, Inc.(a)	20,883	939,317
PriceSmart, Inc.	13,774	1,689,657

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.(a)	33,274	$ 2,650,940
United Natural Foods, Inc.(a)	20,247	681,716
		8,645,395
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(a)	4,234	166,311
Gold.com, Inc.	9,956	339,002
		505,313
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(a)	10,477	1,084,055
Bright Horizons Family Solutions, Inc.(a)	9,527	966,038
Coursera, Inc.(a)	125,155	921,141
Duolingo, Inc., Class A(a)	2,827	496,138
Frontdoor, Inc.(a)	31,061	1,791,909
Laureate Education, Inc., Class A(a)	38,771	1,305,419
Stride, Inc.(a)	10,660	692,154
Udemy, Inc.(a)	66,074	386,533
Universal Technical Institute, Inc.(a)	3,643	95,192
		7,738,579
Diversified Telecommunication Services — 0.9%
Globalstar, Inc.(a)	25,500	1,556,520
IDT Corp., Class B	21,146	1,082,886
Lumen Technologies, Inc.(a)	428,836	3,332,056
		5,971,462
Electrical Equipment — 3.7%
Acuity, Inc.	438	157,698
American Superconductor Corp.(a)	22,531	648,442
Amprius Technologies, Inc.(a)	33,827	266,895
Bloom Energy Corp., Class A(a)	104,023	9,038,558
EnerSys	19,475	2,857,956
Enovix Corp.(a)(b)	81,048	592,461
Eos Energy Enterprises, Inc., Class A(a)	126,497	1,449,656
Fluence Energy, Inc., Class A(a)	33,065	654,026
NANO Nuclear Energy, Inc.(a)(b)	6,227	149,510
Nextpower, Inc., Class A(a)	63,595	5,539,760
NuScale Power Corp., Class A(a)(b)	69,177	980,238
Powell Industries, Inc.	2,815	897,366
Shoals Technologies Group, Inc., Class A(a)	36,771	312,554
Sunrun, Inc.(a)	9,156	168,470
Vicor Corp.(a)	13,509	1,480,586
		25,194,176
Electronic Equipment, Instruments & Components — 5.0%
Advanced Energy Industries, Inc.(b)	22,151	4,637,755
Arlo Technologies, Inc.(a)	60,708	849,305
Badger Meter, Inc.	14,106	2,460,228
Belden, Inc.(b)	6,004	699,766
Cognex Corp.	35,008	1,259,588
Evolv Technologies Holdings, Inc., Class A(a)	46,604	333,685
Fabrinet(a)(b)	19,558	8,904,366
Insight Enterprises, Inc.(a)	5,554	452,484
Mirion Technologies, Inc., Class A(a)	103,031	2,412,986
Napco Security Technologies, Inc.	27,107	1,130,362
nLight, Inc.(a)	20,912	784,409
Novanta, Inc.(a)(b)	13,458	1,601,367
OSI Systems, Inc.(a)	7,228	1,843,574
Ouster, Inc.(a)	36,380	787,263
PC Connection, Inc.	3,907	225,668
Plexus Corp.(a)	14,829	2,179,863
Sanmina Corp.(a)	14,201	2,131,144
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc.(a)	6,151	$ 240,258
TTM Technologies, Inc.(a)	19,133	1,320,177
		34,254,248
Energy Equipment & Services — 0.7%
Archrock, Inc.	73,368	1,909,035
Oceaneering International, Inc.(a)	58,447	1,404,482
Patterson-UTI Energy, Inc.	25,666	156,819
Solaris Energy Infrastructure, Inc., Class A	16,415	754,598
Tidewater, Inc.(a)	8,918	450,448
		4,675,382
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A(a)	129,174	201,511
Cinemark Holdings, Inc.	27,325	635,033
IMAX Corp.(a)	9,116	336,927
Playstudios, Inc., Class A(a)	171,528	111,751
Reservoir Media, Inc.(a)	38,621	292,361
Roku, Inc., Class A(a)	8,871	962,415
		2,539,998
Financial Services — 1.0%
Affirm Holdings, Inc., Class A(a)	4,018	299,060
Banco Latinoamericano de Comercio Exterior SA, Class E	10,514	468,924
EVERTEC, Inc.	15,033	437,310
Pagseguro Digital Ltd., Class A	56,190	541,672
Remitly Global, Inc.(a)	123,435	1,703,403
Sezzle, Inc.(a)	5,119	324,928
StoneCo Ltd., Class A(a)	115,821	1,712,993
Velocity Financial, Inc.(a)	27,901	579,225
Voya Financial, Inc.	6,459	481,131
		6,548,646
Food Products — 0.4%
Cal-Maine Foods, Inc.	23,966	1,906,974
Vital Farms, Inc.(a)	15,422	492,579
		2,399,553
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	16,013	726,990
ONE Gas, Inc.	14,591	1,127,155
Southwest Gas Holdings, Inc.	4,877	390,257
		2,244,402
Ground Transportation — 0.1%
Covenant Logistics Group, Inc., Class A	7,293	160,738
Lyft, Inc., Class A(a)	42,611	825,375
		986,113
Health Care Equipment & Supplies — 3.6%
Accuray, Inc.(a)	211,155	174,118
Alphatec Holdings, Inc.(a)	47,475	998,874
AtriCure, Inc.(a)	15,743	622,793
Axogen, Inc.(a)	14,399	471,279
Ceribell, Inc.(a)	11,042	242,151
Cerus Corp.(a)	938,758	1,933,842
ClearPoint Neuro, Inc.(a)	21,216	290,235
Glaukos Corp.(a)	30,325	3,423,996
Haemonetics Corp.(a)	18,333	1,469,390
Inogen, Inc.(a)	7	47
Inspire Medical Systems, Inc.(a)	2,713	250,220
iRadimed Corp.	37,263	3,624,945
iRhythm Technologies, Inc.(a)(b)	16,810	2,982,766
Lantheus Holdings, Inc.(a)	23,746	1,580,296
LivaNova PLC(a)	6,708	412,743

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
NeuroPace, Inc.(a)	46,639	$ 720,106
Novocure Ltd.(a)	95,236	1,231,402
Omnicell, Inc.(a)	5,677	257,168
PROCEPT BioRobotics Corp.(a)	19,168	603,025
SI-BONE, Inc.(a)	22,776	449,143
Tandem Diabetes Care, Inc.(a)	37,806	830,976
TransMedics Group, Inc.(a)	14,371	1,748,232
Varex Imaging Corp.(a)	25,337	295,176
		24,612,923
Health Care Providers & Services — 6.6%
Addus HomeCare Corp.(a)	4,476	480,678
agilon health, Inc.(a)	148,347	102,167
Alignment Healthcare, Inc.(a)	60,528	1,195,428
Astrana Health, Inc.(a)	11,048	274,101
Aveanna Healthcare Holdings, Inc.(a)	65,589	535,862
BrightSpring Health Services, Inc.(a)	49,905	1,868,942
Castle Biosciences, Inc.(a)	14,387	559,654
Chrome Holding Co.(a)(c)	7	24
Clover Health Investments Corp., Class A(a)	170,237	400,057
CorVel Corp.(a)	21,112	1,428,649
Encompass Health Corp.	28,549	3,030,191
Ensign Group, Inc. (The)	24,188	4,213,550
Fulgent Genetics, Inc.(a)	20,644	542,318
GeneDx Holdings Corp., Class A(a)	8,779	1,141,797
Guardant Health, Inc.(a)(b)	60,442	6,173,546
Guardian Pharmacy Services, Inc., Class A(a)	14,944	449,665
HealthEquity, Inc.(a)	46,059	4,219,465
Henry Schein, Inc.(a)	8,353	631,320
Hims & Hers Health, Inc., Class A(a)(b)	118,832	3,858,475
Hinge Health, Inc., Class A(a)	16,272	755,834
InfuSystem Holdings, Inc.(a)	23,026	206,543
LifeStance Health Group, Inc.(a)	220,510	1,552,390
Molina Healthcare, Inc.(a)	4,421	767,220
Nutex Health, Inc.(a)(b)	1,610	265,038
Option Care Health, Inc.(a)	50,467	1,607,879
PACS Group, Inc.(a)	33,056	1,269,020
Pennant Group, Inc. (The)(a)	9,686	272,661
Privia Health Group, Inc.(a)	89,143	2,113,581
Progyny, Inc.(a)	47,819	1,227,992
RadNet, Inc.(a)(b)	28,355	2,023,129
Viemed Healthcare, Inc.(a)	197,593	1,468,116
		44,635,292
Health Care REITs — 0.1%
Omega Healthcare Investors, Inc.	11,862	525,961
Health Care Technology — 0.4%
Doximity, Inc., Class A(a)	15,786	699,004
Evolent Health, Inc., Class A(a)	50,514	202,056
Phreesia, Inc.(a)	58,199	984,727
Schrodinger, Inc.(a)	58,568	1,047,196
		2,932,983
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	98,047	1,738,373
Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.(a)	12,316	1,767,592
Genius Sports Ltd.(a)	65,128	717,711
Life Time Group Holdings, Inc.(a)	20,143	535,401
Lindblad Expeditions Holdings, Inc.(a)	28,688	413,681
Rush Street Interactive, Inc., Class A(a)	77,810	1,511,848
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A(a)	4,565	$ 370,541
Super Group SGHC Ltd.	45,210	540,260
		5,857,034
Household Durables — 1.0%
Cavco Industries, Inc.(a)	1,987	1,173,800
Century Communities, Inc.	11,822	701,636
Champion Homes, Inc.(a)	25,972	2,194,634
Installed Building Products, Inc.(b)	6,689	1,735,060
M/I Homes, Inc.(a)	4,294	549,417
Sonos, Inc.(a)	18,928	332,376
		6,686,923
Household Products — 0.0%
Central Garden & Pet Co.(a)	10,959	352,332
Industrial Conglomerates — 0.3%
Brookfield Business Corp., Class A(b)	62,674	2,248,743
Insurance — 2.5%
Assurant, Inc.	6,311	1,520,004
Baldwin Insurance Group, Inc. (The), Class A(a)	8,701	209,085
Crawford & Co., Class A, NVS	32,306	363,442
Globe Life, Inc.	3,098	433,286
HCI Group, Inc.	5,404	1,035,893
Heritage Insurance Holdings, Inc.(a)	19,308	564,952
Investors Title Co.	1	250
Kinsale Capital Group, Inc.	541	211,596
Lemonade, Inc.(a)(b)	29,827	2,123,086
Mercury General Corp.	6,955	654,187
Oscar Health, Inc., Class A(a)	129,554	1,861,691
Palomar Holdings, Inc.(a)	27,222	3,668,437
Root, Inc., Class A(a)	7,887	569,678
Skyward Specialty Insurance Group, Inc.(a)	21,667	1,107,400
Stewart Information Services Corp.	6,799	477,698
Tiptree, Inc.	34,218	625,163
Trupanion, Inc.(a)	14,569	544,444
Universal Insurance Holdings, Inc.	25,652	867,038
		16,837,330
Interactive Media & Services — 0.9%
Cargurus, Inc., Class A(a)	8,470	324,825
EverQuote, Inc., Class A(a)	41,794	1,128,438
fuboTV, Inc., Class A(a)	174,927	440,816
Grindr, Inc.(a)	30,269	409,842
MediaAlpha, Inc., Class A(a)	17,977	232,802
QuinStreet, Inc.(a)	117,652	1,690,659
Yelp, Inc.(a)	47,720	1,450,211
ZipRecruiter, Inc., Class A(a)(b)	196,067	764,661
		6,442,254
IT Services — 0.6%
Applied Digital Corp.(a)	73,040	1,790,941
Backblaze, Inc., Class A(a)	35,935	167,457
DigitalOcean Holdings, Inc.(a)(b)	22,040	1,060,565
Grid Dynamics Holdings, Inc., Class A(a)	78,754	711,148
Information Services Group, Inc.	68,446	395,618
		4,125,729
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A(a)	44,617	274,841
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A(a)	8,887	144,947
Adaptive Biotechnologies Corp.(a)(b)	65,851	1,069,420
CryoPort, Inc.(a)	24,424	234,471
MaxCyte, Inc.(a)	125,224	194,097

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Niagen Bioscience, Inc.(a)	34,419	$ 218,905
Tempus AI, Inc., Class A(a)	6,679	394,395
		2,256,235
Machinery — 4.3%
Atmus Filtration Technologies, Inc.	38,641	2,005,854
Blue Bird Corp.(a)	20,824	978,728
CECO Environmental Corp.(a)	10,079	603,228
Chart Industries, Inc.(a)	16,898	3,484,875
Crane Co.	3,450	636,283
Donaldson Co., Inc.	19,413	1,721,157
Energy Recovery, Inc.(a)	85,834	1,157,901
ESCO Technologies, Inc.	12,445	2,431,629
Federal Signal Corp.	23,708	2,574,452
Franklin Electric Co., Inc.	24,936	2,382,136
Graham Corp.(a)	5,205	334,317
Kadant, Inc.	1,999	569,755
Mueller Industries, Inc.	21,457	2,463,264
Mueller Water Products, Inc., Class A	63,937	1,522,979
REV Group, Inc.	24,878	1,512,831
SPX Technologies, Inc.(a)	16,823	3,365,609
Watts Water Technologies, Inc., Class A	5,920	1,634,038
		29,379,036
Marine Transportation — 0.5%
Kirby Corp.(a)	17,504	1,928,591
Matson, Inc.	12,866	1,589,594
		3,518,185
Media — 0.2%
Magnite, Inc.(a)	74,298	1,205,857
Metals & Mining — 2.6%
Alcoa Corp.	3,863	205,280
Alpha Metallurgical Resources, Inc.(a)	8,500	1,698,980
Century Aluminum Co.(a)	47,277	1,852,313
Cleveland-Cliffs, Inc.(a)(b)	67,948	902,350
Coeur Mining, Inc.(a)	140,645	2,507,700
Commercial Metals Co.	5,544	383,756
Constellium SE, Class A(a)	71,558	1,348,868
Contango ORE, Inc.(a)	14,425	380,964
Hecla Mining Co.	33,842	649,428
Idaho Strategic Resources, Inc.(a)	9,321	375,636
Ivanhoe Electric, Inc.(a)	14,501	231,726
Kaiser Aluminum Corp.	16,714	1,919,770
Materion Corp.	2,496	310,303
NioCorp Developments Ltd.(a)	28,593	151,543
Novagold Resources, Inc.(a)(b)	117,631	1,096,321
Olympic Steel, Inc.	23,254	994,922
Perpetua Resources Corp.(a)(b)	27,285	660,570
Ramaco Resources, Inc., Class A(a)	50,188	903,384
Royal Gold, Inc.	1,100	244,519
United States Antimony Corp.(a)	48,557	243,756
Warrior Met Coal, Inc.	3,919	345,538
		17,407,627
Multi-Utilities — 0.1%
Avista Corp.	11,501	443,249
Oil, Gas & Consumable Fuels — 1.2%
Centrus Energy Corp., Class A(a)	6,051	1,468,941
Delek U.S. Holdings, Inc.	30,718	911,096
DHT Holdings, Inc.	4	49
Energy Fuels, Inc.(a)	40,047	582,283
Par Pacific Holdings, Inc.(a)	19,277	677,394
Scorpio Tankers, Inc.	7,741	393,475
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	67,989	$ 1,271,394
Uranium Energy Corp.(a)	223,207	2,607,058
		7,911,690
Passenger Airlines — 0.5%
Joby Aviation, Inc., Class A(a)	203,934	2,691,929
SkyWest, Inc.(a)	9,547	958,614
		3,650,543
Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc., Class A(a)	124,405	1,567,503
Amylyx Pharmaceuticals, Inc.(a)	61,046	737,436
Arvinas, Inc.(a)	71,974	853,612
Atea Pharmaceuticals, Inc.(a)	142,903	510,164
Avadel Pharmaceuticals PLC(a)	14,483	312,109
Axsome Therapeutics, Inc.(a)	14,974	2,734,851
Collegium Pharmaceutical, Inc.(a)	9,926	459,574
Corcept Therapeutics, Inc.(a)	6,463	224,912
CorMedix, Inc.(a)	22,228	258,512
Crinetics Pharmaceuticals, Inc.(a)	26,820	1,248,471
Edgewise Therapeutics, Inc.(a)	30,379	753,855
Fulcrum Therapeutics, Inc.(a)	22,573	255,300
Harmony Biosciences Holdings, Inc.(a)	33,160	1,240,847
Harrow, Inc.(a)	8,262	404,838
Indivior PLC(a)	36,149	1,297,026
LENZ Therapeutics, Inc.(a)	8,779	140,464
Liquidia Corp.(a)	23,472	809,549
Neumora Therapeutics, Inc.(a)(b)	118,916	212,860
Nuvation Bio, Inc., Class A(a)	42,000	376,320
Ocular Therapeutix, Inc.(a)	91,334	1,108,795
Phibro Animal Health Corp., Class A	6,612	247,024
Tarsus Pharmaceuticals, Inc.(a)	24,583	2,012,856
Theravance Biopharma, Inc.(a)	52,115	975,072
Trevi Therapeutics, Inc.(a)	75,091	940,139
WaVe Life Sciences Ltd.(a)	73,871	1,255,807
Xeris Biopharma Holdings, Inc.(a)	71,686	562,735
		21,500,631
Professional Services — 2.4%
CRA International, Inc.	6,238	1,251,935
ExlService Holdings, Inc.(a)	56,555	2,400,194
Exponent, Inc.	18,486	1,284,038
Genpact Ltd.	8,817	412,459
IBEX Holdings Ltd.(a)	26,366	1,006,654
Innodata, Inc.(a)(b)	9,785	498,546
Kforce, Inc.	1	31
Legalzoom.com, Inc.(a)	85,159	845,629
Maximus, Inc.	20,775	1,793,298
Planet Labs PBC, Class A(a)	111,314	2,195,112
Robert Half, Inc.	13,074	355,090
TriNet Group, Inc.	11,528	681,651
Upwork, Inc.(a)	62,477	1,238,294
Verra Mobility Corp., Class A(a)	53,145	1,190,979
Willdan Group, Inc.(a)	10,430	1,081,174
		16,235,084
Real Estate Management & Development — 0.3%
Compass, Inc., Class A(a)	209,916	2,218,812
RMR Group, Inc. (The), Class A	6	90
		2,218,902
Retail REITs — 0.5%
Agree Realty Corp.	17,752	1,278,677
Tanger, Inc.	67,512	2,252,875
		3,531,552

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.2%
Ambarella, Inc.(a)	25,831	$ 1,829,868
Cirrus Logic, Inc.(a)	2,328	275,868
Credo Technology Group Holding Ltd.(a)	76,227	10,968,303
FormFactor, Inc.(a)	13,538	755,150
Impinj, Inc.(a)	12,952	2,253,777
Kulicke & Soffa Industries, Inc.	16,274	741,443
MaxLinear, Inc.(a)	39,741	692,686
Power Integrations, Inc.	25,898	920,415
Rambus, Inc.(a)	55,576	5,106,879
Rigetti Computing, Inc.(a)(b)	134,213	2,972,818
Semtech Corp.(a)	31,811	2,344,152
Silicon Laboratories, Inc.(a)	21,347	2,790,053
SiTime Corp.(a)	9,715	3,431,241
SkyWater Technology, Inc.(a)	14,835	269,404
Skyworks Solutions, Inc.	3,647	231,256
		35,583,313
Software — 8.2%
8x8, Inc.(a)	101,261	199,484
A10 Networks, Inc.	51,113	904,189
ACI Worldwide, Inc.(a)	56,816	2,716,373
Agilysys, Inc.(a)(b)	8,337	990,769
Alarm.com Holdings, Inc.(a)	47,354	2,416,001
Amplitude, Inc., Class A(a)	140,944	1,632,131
Appian Corp., Class A(a)	22,614	800,988
Asana, Inc., Class A(a)	48,004	658,135
Aurora Innovation, Inc., Class A(a)	88,150	338,496
Bitdeer Technologies Group, Class A(a)	24,635	276,158
Blend Labs, Inc., Class A(a)	100,906	306,754
Box, Inc., Class A(a)	84,819	2,536,936
Braze, Inc., Class A(a)	22,628	775,914
C3.ai, Inc., Class A(a)	96,709	1,303,637
Clear Secure, Inc., Class A	17,365	609,164
Clearwater Analytics Holdings, Inc., Class A(a)	108,533	2,617,816
Commvault Systems, Inc.(a)	15,951	1,999,617
Core Scientific, Inc.(a)(b)	73,145	1,064,991
Digital Turbine, Inc.(a)	59,474	297,370
Domo, Inc., Class B(a)	29,327	247,227
D-Wave Quantum, Inc.(a)(b)	146,714	3,836,571
Elastic NV(a)	6,816	514,199
Five9, Inc.(a)	29,302	587,505
Freshworks, Inc., Class A(a)	112,332	1,376,067
Intapp, Inc.(a)	18,031	826,180
InterDigital, Inc.	9,370	2,983,221
JFrog Ltd.(a)	1,784	111,429
LiveRamp Holdings, Inc.(a)	20,163	592,187
Manhattan Associates, Inc.(a)	4,739	821,316
Ooma, Inc.(a)	144,491	1,694,879
Pagaya Technologies Ltd., Class A(a)	43,433	907,750
Porch Group, Inc.(a)	48,351	441,445
Progress Software Corp.(a)	15,216	653,679
Q2 Holdings, Inc.(a)	33,104	2,388,785
Qualys, Inc.(a)	22,239	2,955,563
Red Violet, Inc.	24,689	1,406,039
Rezolve AI PLC(a)	59,474	152,848
RingCentral, Inc., Class A(a)	14,161	408,970
SoundHound AI, Inc., Class A(a)(b)	150,111	1,496,607
SoundThinking, Inc.(a)	43,857	352,172
Sprout Social, Inc., Class A(a)	74,946	844,641
Tenable Holdings, Inc.(a)	74,645	1,756,397
Terawulf, Inc.(a)(b)	121,932	1,400,999
Workiva, Inc., Class A(a)	24,047	2,074,054
Security	Shares	Value
Software (continued)
Xperi, Inc.(a)	14,078	$ 82,497
Zeta Global Holdings Corp., Class A(a)	109,193	2,222,078
		55,580,228
Specialized REITs — 0.3%
CubeSmart	37,128	1,338,465
EPR Properties	7,899	394,160
		1,732,625
Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A(a)	27,111	3,412,462
American Eagle Outfitters, Inc.	20,147	531,276
Boot Barn Holdings, Inc.(a)	16,939	2,989,225
Camping World Holdings, Inc., Class A	46,510	452,542
EVgo, Inc., Class A(a)	78,797	229,299
Five Below, Inc.(a)	2,387	449,615
Gap, Inc. (The)	12,640	323,584
Group 1 Automotive, Inc.	3,168	1,245,975
Haverty Furniture Cos., Inc.	14,135	330,194
Murphy U.S.A., Inc.	700	282,464
RealReal, Inc. (The)(a)	33,435	527,604
Revolve Group, Inc., Class A(a)	38,716	1,168,836
Sonic Automotive, Inc., Class A	12,873	796,324
ThredUp, Inc., Class A(a)	62,298	398,084
Urban Outfitters, Inc.(a)	18,592	1,399,234
Victoria’s Secret & Co.(a)	14,788	801,066
Warby Parker, Inc., Class A(a)	40,045	872,581
Wayfair, Inc., Class A(a)	3,314	332,759
		16,543,124
Technology Hardware, Storage & Peripherals — 1.2%
IonQ, Inc.(a)	155,843	6,992,675
Quantum Computing, Inc.(a)(b)	76,398	783,844
Sandisk Corp.(a)	974	231,208
		8,007,727
Textiles, Apparel & Luxury Goods — 0.1%
Figs, Inc., Class A(a)	32,630	370,677
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	7,169	1,840,784
DNOW, Inc.(a)	34,362	455,296
DXP Enterprises, Inc.(a)	3,366	369,553
EVI Industries, Inc.	11,382	280,452
FTAI Aviation Ltd.	1,043	205,315
Global Industrial Co.	30,422	888,931
Herc Holdings, Inc.	9,937	1,474,452
Karat Packaging, Inc.	22,466	507,058
McGrath RentCorp	5,434	570,190
Xometry, Inc., Class A(a)(b)	19,955	1,186,724
		7,778,755
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	32,870	433,555
Total Common Stocks — 98.8% (Cost: $528,530,216)		671,718,196
Preferred Securities
Preferred Stocks — 0.1%
Software — 0.1%
Illumio, Inc., Series C, (Acquired 03/10/15, cost $1,000,317), 0.00%(a)(c)(d)	311,155	855,676

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, 0.00%(Acquired 12/16/15, cost $0)(a)(c)(d)	8,264	$ —
Series 8, 0.00%(a)(c)	192,156	2
		2
Total Preferred Securities — 0.1% (Cost: $2,175,302)		855,678
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(a)(c)	18,964	9,672
Albireo Pharma Inc., CVR(a)(c)	7,975	29,268
Blueprint Medicines Corp., CVR(a)(c)	27,959	27,400
Chinook Therapeutics, Inc., CVR(a)(c)	7,289	1,239
Flexion Therapeutics, Inc., CVR(a)(c)	33,053	5,288
Inhibrx, Inc., CVR(a)(c)	196	321
Poseida Therapeutics, Inc., CVR(a)(c)	8,645	12,622
Prevail Therapeutics, Inc., CVR(a)(c)	10,004	5,002
		90,812
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)(b)	36,363	18,000
Total Rights — 0.0% (Cost: $ —)		108,812
Total Long-Term Investments — 98.9% (Cost: $530,705,518)		672,682,686
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(e)(f)(g)	32,583,893	$ 32,600,185
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(e)(f)	6,601,877	6,601,877
Total Short-Term Securities — 5.8% (Cost: $39,197,178)		39,202,062
Total Investments — 104.7% (Cost: $569,902,696)		711,884,748
Liabilities in Excess of Other Assets — (4.7)%		(32,068,146)
Net Assets — 100.0%		$ 679,816,602

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $855,676, representing 0.1% of its net assets as of period end, and an original cost of $1,000,317.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 47,278,242	$ —	$ (14,679,024)(a)	$ 2,148	$ (1,181)	$ 32,600,185	32,583,893	$ 60,720 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,844,866	757,011 (a)	—	—	—	6,601,877	6,601,877	70,232	—
				$ 2,148	$ (1,181)	$ 39,202,062		$ 130,952	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Advantage Small Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	57	03/20/26	$ 7,119	$ (154,288)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 671,698,134	$ —	$ 20,062	$ 671,718,196
Preferred Securities	—	—	855,678	855,678
Rights	18,000	—	90,812	108,812
Short-Term Securities
Money Market Funds	39,202,062	—	—	39,202,062
	$ 710,918,196	$ —	$ 966,552	$ 711,884,748
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (154,288)	$ —	$ —	$ (154,288)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust